Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Schedule of Trade and other receivables

	2022	2021
	$	$

Trade receivables	5,837	4,592
Indirect tax receivables	494	407
Other receivables	13	35
Total trade and other receivables	6,344	5,034
Less: Current portion	6,344	1,412
Long-term portion	—	3,622